Offerings	Nov. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Senior Notes due 2035
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 598,302,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,625.51
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-291208) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.375% Senior Notes due 2055
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 596,094,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,320.58
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-291208) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.